Eldridge BBB-B CLO ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 87.8%(a)	Par	Value
Bermuda - 0.9%
OHA Credit Funding 13 Ltd., Series 2022-13A, Class D1R, 7.07% (3 mo. Term SOFR + 2.80%), 07/20/2037 (b)	3,000,000	$3,006,774
Rad CLO 25 Ltd., Series 2024-25A, Class D2, 8.72% (3 mo. Term SOFR + 4.45%), 07/20/2037 (b)	1,500,000	1,504,686
RR 20 Ltd., Series 2022-20A, Class DR, 8.76% (3 mo. Term SOFR + 4.50%), 07/15/2037 (b)	2,500,000	2,443,865
		6,955,325

Cayman Islands - 76.5%(c)
AGL CLO 10 Ltd., Series 2021-10A, Class E, 10.52% (3 mo. Term SOFR + 6.26%), 04/15/2034 (b)	1,250,000	1,253,165
AGL CLO 17 Ltd., Series 2022-17A, Class DR, 6.72% (3 mo. Term SOFR + 2.45%), 01/21/2035 (b)	1,500,000	1,502,085
Aimco CLO 14 Ltd., Series 2021-14A, Class E, 10.28% (3 mo. Term SOFR + 6.01%), 04/20/2034 (b)	2,000,000	2,006,046
Aimco CLO 16 Ltd., Series 2021-16A, Class ER, 9.88% (3 mo. Term SOFR + 5.60%), 07/17/2037 (b)	3,500,000	3,534,934
Aimco CLO 23 Ltd., Series 2025-23A, Class D1, 6.66% (3 mo. Term SOFR + 2.40%), 04/20/2038 (b)	4,000,000	3,932,216
Apidos CLO XXXVI Ltd.
Series 2021-36A, Class D, 7.43% (3 mo. Term SOFR + 3.16%), 07/20/2034 (b)	1,000,000	1,004,515
Series 2021-36A, Class E, 10.48% (3 mo. Term SOFR + 6.21%), 07/20/2034 (b)	4,500,000	4,535,842
Apidos CLO XXXVII Ltd., Series 2021-37A, Class D, 7.58% (3 mo. Term SOFR + 3.31%), 10/22/2034 (b)	2,000,000	2,009,436
Ares LXI CLO Ltd., Series 2021-61A, Class DR, 8.17% (3 mo. Term SOFR + 3.90%), 04/20/2037 (b)	2,900,000	2,928,501
Ares LXIII CLO Ltd., Series 2022-63A, Class D, 7.77% (3 mo. Term SOFR + 3.50%), 04/20/2035 (b)	1,250,000	1,252,984
Ares LXIV CLO Ltd., Series 2022-64A, Class ER, 10.76% (3 mo. Term SOFR + 6.50%), 10/24/2039 (b)	4,000,000	4,071,632
Ares XLIV CLO Ltd., Series 2017-44A, Class CR, 7.92% (3 mo. Term SOFR + 3.66%), 04/15/2034 (b)	1,000,000	1,001,433
Ares XXVII CLO Ltd., Series 2013-2A, Class DR3, 7.28% (3 mo. Term SOFR + 3.00%), 10/28/2034 (b)	3,000,000	3,004,086
Ares XXXIX CLO Ltd., Series 2016-39A, Class ER3, 11.02% (3 mo. Term SOFR + 6.75%), 07/18/2037 (b)	5,000,000	5,039,250
Bain Capital Credit CLO 2017-2 Ltd., Series 2017-2A, Class ER3, 11.62% (3 mo. Term SOFR + 7.34%), 07/25/2037 (b)	4,000,000	4,030,000
Bain Capital Credit CLO 2019-1 Ltd., Series 2019-1A, Class DR2, 7.37% (3 mo. Term SOFR + 3.10%), 04/19/2034 (b)	3,060,000	3,064,223
Bain Capital Credit CLO 2019-3 Ltd., Series 2019-3A, Class DRR, 7.09% (3 mo. Term SOFR + 2.80%), 10/21/2034 (b)	5,000,000	4,996,615
Bain Capital Credit CLO 2024-4 Ltd., Series 2024-4A, Class D1, 7.38% (3 mo. Term SOFR + 3.10%), 10/23/2037 (b)	4,375,000	4,392,290
Ballyrock CLO 15 Ltd.
Series 2021-1A, Class D1R, 7.11% (3 mo. Term SOFR + 2.85%), 01/15/2038 (b)	4,000,000	4,017,904
Series 2021-1A, Class ER, 9.51% (3 mo. Term SOFR + 5.25%), 01/15/2038 (b)	5,000,000	4,863,140
Ballyrock CLO 25 Ltd., Series 2023-25A, Class C1R, 6.88% (3 mo. Term SOFR + 2.60%), 01/25/2038 (b)	3,000,000	2,984,607
Barings CLO 2018-IV Ltd., Series 2018-4A, Class D, 7.42% (3 mo. Term SOFR + 3.16%), 10/15/2030 (b)	1,500,000	1,502,621
Barings CLO 2019-II Ltd., Series 2019-2A, Class D1RR, 7.16% (3 mo. Term SOFR + 2.90%), 01/15/2038 (b)	7,500,000	7,523,340
Barings CLO 2019-III Ltd., Series 2019-3A, Class D1RR, 7.12% (3 mo. Term SOFR + 2.85%), 01/20/2036 (b)	1,000,000	1,001,796
Barings CLO 2020-I Ltd., Series 2020-1A, Class ER2, 9.76% (3 mo. Term SOFR + 5.50%), 01/15/2038 (b)	2,000,000	2,007,464
Barings CLO 2021-I Ltd., Series 2021-1A, Class D, 7.44% (3 mo. Term SOFR + 3.16%), 04/25/2034 (b)	1,000,000	1,001,924
Basswood Park CLO Ltd., Series 2021-1A, Class E, 10.68% (3 mo. Term SOFR + 6.41%), 04/20/2034 (b)	3,000,000	3,008,847
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class D1R, 7.52% (3 mo. Term SOFR + 3.25%), 10/20/2037 (b)	1,750,000	1,756,300
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class D1R, 7.27% (3 mo. Term SOFR + 3.00%), 07/20/2037 (b)	3,250,000	3,259,919
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 7.47% (3 mo. Term SOFR + 3.21%), 10/15/2036 (b)	2,000,000	1,997,832
Birch Grove CLO 2 Ltd., Series 2021-2A, Class ER, 11.02% (3 mo. Term SOFR + 6.75%), 10/19/2037 (b)	2,000,000	2,007,704
Birch Grove CLO 4 Ltd., Series 2022-4A, Class D1R, 7.46% (3 mo. Term SOFR + 3.20%), 07/15/2037 (b)	1,700,000	1,703,480
Carlyle C17 CLO Ltd., Series C17A, Class CR, 7.34% (3 mo. Term SOFR + 3.06%), 04/30/2031 (b)	1,500,000	1,507,032
Carlyle US CLO 2017-3 Ltd., Series 2017-3A, Class ER2, 11.77% (3 mo. Term SOFR + 7.50%), 10/21/2037 (b)	6,000,000	6,211,392
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class DR, 11.24% (3 mo. Term SOFR + 6.96%), 01/25/2035 (b)	2,064,420	2,070,458
Carlyle US CLO 2021-10 Ltd., Series 2021-10A, Class D1R, 7.12% (3 mo. Term SOFR + 2.85%), 01/20/2038 (b)	5,000,000	5,012,500
Carlyle US CLO 2021-11 Ltd., Series 2021-11A, Class D1R, 7.33% (3 mo. Term SOFR + 3.05%), 07/25/2037 (b)	2,500,000	2,508,547
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class ER, 9.22% (3 mo. Term SOFR + 4.90%), 04/20/2038 (b)	5,500,000	5,488,478
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class E, 11.13% (3 mo. Term SOFR + 6.86%), 04/20/2034 (b)	1,000,000	1,007,428
Carlyle US CLO 2021-5 Ltd., Series 2021-5A, Class E, 10.78% (3 mo. Term SOFR + 6.51%), 07/20/2034 (b)	1,500,000	1,504,650
Carlyle US CLO 2021-6 Ltd., Series 2021-6A, Class ER, 10.26% (3 mo. Term SOFR + 6.00%), 01/15/2038 (b)	5,000,000	5,067,860
Carlyle US CLO 2022-3 Ltd., Series 2022-3A, Class D1R, 8.12% (3 mo. Term SOFR + 3.85%), 04/20/2037 (b)	3,000,000	3,024,891
Carlyle US CLO 2022-5 Ltd., Series 2022-5A, Class ER, 11.36% (3 mo. Term SOFR + 7.10%), 10/15/2037 (b)	2,400,000	2,410,903
Carlyle US CLO 2023-1 Ltd., Series 2023-1A, Class E, 12.73% (3 mo. Term SOFR + 8.46%), 07/20/2035 (b)	1,000,000	1,007,248
Carlyle US CLO 2023-4 Ltd., Series 2023-4A, Class D, 8.38% (3 mo. Term SOFR + 4.10%), 10/25/2036 (b)	3,000,000	3,016,104
Carlyle US CLO 2024-1 Ltd., Series 2024-1A, Class D, 8.16% (3 mo. Term SOFR + 3.90%), 04/15/2037 (b)	4,950,000	4,995,911
Carlyle US CLO 2024-7 Ltd., Series 2024-7A, Class E, 9.89% (3 mo. Term SOFR + 5.50%), 01/15/2037 (b)	3,000,000	3,044,475
Cayuga Park CLO Ltd., Series 2020-1A, Class DR, 7.64% (3 mo. Term SOFR + 3.36%), 07/17/2034 (b)	3,000,000	3,004,572
CIFC Funding 2014-III Ltd., Series 2014-3A, Class ER, 9.52% (3 mo. Term SOFR + 5.25%), 03/31/2038 (b)	6,000,000	6,062,892
CIFC Funding 2014-II-R Ltd., Series 2014-2RA, Class ER, 11.52% (3 mo. Term SOFR + 7.24%), 10/24/2037 (b)	7,000,000	7,021,112
CIFC Funding 2014-V Ltd., Series 2014-5A, Class ER3, 11.78% (3 mo. Term SOFR + 7.50%), 07/17/2037 (b)	3,500,000	3,601,266
CIFC Funding 2017-III Ltd., Series 2017-3A, Class ER, 10.97% (3 mo. Term SOFR + 6.70%), 04/20/2037 (b)	1,650,000	1,645,245
CIFC Funding 2019-I Ltd., Series 2019-1A, Class D1R2, 7.32% (3 mo. Term SOFR + 3.05%), 10/20/2037 (b)	5,000,000	5,021,775
CIFC Funding 2019-III Ltd., Series 2019-3A, Class D1R2, 7.01% (3 mo. Term SOFR + 2.75%), 01/16/2038 (b)	2,480,000	2,465,747
CIFC Funding 2020-I Ltd., Series 2020-1A, Class ER, 10.77% (3 mo. Term SOFR + 6.51%), 07/15/2036 (b)	2,000,000	2,014,082
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class DR, 7.06% (3 mo. Term SOFR + 2.80%), 01/15/2040 (b)	500,000	501,143
CIFC Funding 2021-I Ltd., Series 2021-1A, Class D1R, 7.43% (3 mo. Term SOFR + 3.15%), 07/25/2037 (b)	460,000	462,165
CIFC Funding 2021-III Ltd., Series 2021-3A, Class E1, 10.92% (3 mo. Term SOFR + 6.66%), 07/15/2036 (b)	1,150,000	1,153,481
CIFC Funding 2021-V Ltd., Series 2021-5A, Class D1R, 7.01% (3 mo. Term SOFR + 2.75%), 01/15/2038 (b)	4,000,000	4,007,208
CIFC Funding 2021-VI Ltd., Series 2021-6A, Class D, 7.62% (3 mo. Term SOFR + 3.36%), 10/15/2034 (b)	2,000,000	2,008,236
CIFC Funding 2022-II Ltd.
Series 2022-2A, Class DR, 6.82% (3 mo. Term SOFR + 2.55%), 04/19/2035 (b)	3,000,000	2,981,118
Series 2022-2A, Class ER, 9.02% (3 mo. Term SOFR + 4.75%), 04/19/2035 (b)	1,000,000	976,898
Dryden 87 CLO Ltd., Series 2021-87A, Class D, 7.53% (3 mo. Term SOFR + 3.21%), 05/20/2034 (b)	1,000,000	1,001,019
Elmwood CLO 16 Ltd., Series 2022-3A, Class DR, 8.07% (3 mo. Term SOFR + 3.80%), 04/20/2037 (b)	1,000,000	1,008,822
Elmwood CLO 18 Ltd., Series 2022-5A, Class ERR, 10.08% (3 mo. Term SOFR + 5.80%), 07/17/2037 (b)	4,000,000	4,013,012
Elmwood CLO 19 Ltd., Series 2022-6A, Class DR, 8.43% (3 mo. Term SOFR + 4.15%), 10/17/2036 (b)	4,800,000	4,831,070
Elmwood CLO 22 Ltd., Series 2023-1A, Class D1R, 7.08% (3 mo. Term SOFR + 2.80%), 04/17/2038 (b)	3,000,000	3,008,562
Elmwood CLO IV Ltd., Series 2020-1A, Class ER, 10.42% (3 mo. Term SOFR + 6.15%), 04/18/2037 (b)	3,000,000	2,998,047
Elmwood CLO IX Ltd.
Series 2021-2A, Class D1R, 6.97% (3 mo. Term SOFR + 2.65%), 04/20/2038 (b)	5,000,000	4,991,110
Series 2021-2A, Class ER, 8.97% (3 mo. Term SOFR + 4.65%), 04/20/2038 (b)	5,000,000	5,034,790
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 7.37% (3 mo. Term SOFR + 3.10%), 07/18/2037 (b)	4,250,000	4,275,304
Elmwood CLO VII Ltd., Series 2020-4A, Class D1RR, 7.38% (3 mo. Term SOFR + 3.10%), 10/17/2037 (b)	3,490,000	3,514,995
Elmwood CLO VIII Ltd., Series 2021-1A, Class ER, 10.52% (3 mo. Term SOFR + 6.25%), 04/20/2037 (b)	3,250,000	3,236,191
Elmwood CLO X Ltd., Series 2021-3A, Class ER, 10.12% (3 mo. Term SOFR + 5.85%), 04/20/2034 (b)	3,000,000	2,961,306
Elmwood CLO XI Ltd., Series 2021-4A, Class D1R, 6.99% (3 mo. Term SOFR + 2.70%), 01/20/2038 (b)	3,500,000	3,506,076
Elmwood CLO XII Ltd., Series 2021-5A, Class ER, 10.16% (3 mo. Term SOFR + 5.90%), 10/15/2037 (b)	5,350,000	5,364,889
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class ER3, 8.77% (3 mo. Term SOFR + 4.50%), 04/20/2034 (b)	2,000,000	1,972,840
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class DR2, 6.72% (3 mo. Term SOFR + 2.45%), 04/20/2035 (b)	5,000,000	5,006,205
Goldentree Loan Opportunities US CLO 23 Ltd., Series 2024-23A, Class D, 6.88% (3 mo. Term SOFR + 2.60%), 01/20/2039 (b)	5,000,000	4,972,840
KKR CLO 35 Ltd., Series 35A, Class ER, 9.17% (3 mo. Term SOFR + 4.90%), 01/20/2038 (b)	4,668,000	4,681,509
KKR CLO 37 Ltd.
Series 37A, Class D1R, 7.26% (3 mo. Term SOFR + 2.95%), 04/20/2038 (b)	7,000,000	7,014,700
Series 37A, Class ER, 10.06% (3 mo. Term SOFR + 5.75%), 04/20/2038 (b)	7,000,000	7,041,916
KKR CLO 41 Ltd., Series 2022-41A, Class D, 7.51% (3 mo. Term SOFR + 3.25%), 04/15/2035 (b)	1,000,000	981,397
KKR CLO 60 Ltd., Series 2024-60A, Class D1, 7.26% (3 mo. Term SOFR + 3.00%), 01/15/2038 (b)	5,000,000	5,009,585
Lodi Park CLO Ltd., Series 2024-1A, Class E, 9.92% (3 mo. Term SOFR + 5.65%), 07/21/2037 (b)	5,000,000	5,042,620
Madison Park Funding LI Ltd., Series 2021-51A, Class E, 10.80% (3 mo. Term SOFR + 6.53%), 07/19/2034 (b)	1,000,000	1,002,557
Madison Park Funding LIV Ltd.
Series 2022-54A, Class D1R, 7.42% (3 mo. Term SOFR + 3.15%), 10/21/2037 (b)	4,000,000	4,036,960
Series 2022-54A, Class ER, 10.77% (3 mo. Term SOFR + 6.50%), 10/21/2037 (b)	5,000,000	5,018,435
Madison Park Funding LXII Ltd., Series 2022-62A, Class DR, 10.13% (3 mo. Term SOFR + 5.85%), 07/17/2036 (b)	1,000,000	1,004,753
Madison Park Funding XLVII Ltd., Series 2020-47A, Class ER, 10.92% (3 mo. Term SOFR + 6.65%), 04/19/2037 (b)	2,000,000	2,001,314
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, 10.78% (3 mo. Term SOFR + 6.51%), 04/19/2033 (b)	1,500,000	1,504,182
Madison Park Funding XXVII Ltd., Series 2018-27A, Class ER, 9.82% (3 mo. Term SOFR + 5.50%), 04/20/2038 (b)	7,000,000	7,036,967
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class ER, 10.61% (3 mo. Term SOFR + 6.35%), 01/15/2038 (b)	7,500,000	7,447,680
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class D1RR, 7.61% (3 mo. Term SOFR + 3.35%), 10/16/2037 (b)	5,000,000	5,065,000
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class D1A, 8.01% (3 mo. Term SOFR + 3.75%), 04/15/2037 (b)	5,000,000	5,041,510
Magnetite CLO XXIX Ltd., Series 2021-29A, Class DR, 7.31% (3 mo. Term SOFR + 3.05%), 07/15/2037 (b)	3,000,000	3,020,646
Magnetite CLO XXVII Ltd., Series 2020-27A, Class DR, 7.38% (3 mo. Term SOFR + 3.11%), 10/20/2034 (b)	1,000,000	1,002,248
Magnetite CLO XXX Ltd., Series 2021-30A, Class ER, 9.63% (3 mo. Term SOFR + 5.35%), 10/25/2037 (b)	3,000,000	3,054,699
Magnetite CLO XXXV Ltd., Series 2022-35A, Class DR, 8.28% (3 mo. Term SOFR + 4.00%), 10/25/2036 (b)	2,000,000	2,009,446
Magnetite CLO XXXVI Ltd., Series 2023-36A, Class DR, 7.12% (3 mo. Term SOFR + 2.80%), 07/25/2038 (b)	7,000,000	7,000,000
Magnetite CLO XXXVII Ltd., Series 2023-37A, Class D, 8.27% (3 mo. Term SOFR + 4.00%), 10/20/2036 (b)	4,000,000	4,026,308
Neuberger Berman CLO XVI-S Ltd.
Series 2017-16SA, Class D1R2, 7.01% (3 mo. Term SOFR + 2.70%), 04/15/2039 (b)	7,500,000	7,513,635
Series 2017-16SA, Class ER2, 9.21% (3 mo. Term SOFR + 4.90%), 04/15/2039 (b)	7,500,000	7,525,387
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class D1R2, 7.07% (3 mo. Term SOFR + 2.80%), 01/20/2039 (b)	3,000,000	3,008,130
Neuberger Berman Loan Advisers CLO 31 Ltd., Series 2019-31A, Class D1R2, 6.97% (3 mo. Term SOFR + 2.70%), 01/20/2039 (b)	4,000,000	4,007,708
Neuberger Berman Loan Advisers CLO 36 Ltd., Series 2020-36A, Class ER2, 11.57% (3 mo. Term SOFR + 7.30%), 04/20/2033 (b)	2,650,000	2,661,090
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class D, 7.27% (3 mo. Term SOFR + 3.01%), 04/16/2033 (b)	2,050,000	2,053,524
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class DR, 6.93% (3 mo. Term SOFR + 2.65%), 07/17/2036 (b)	1,000,000	1,001,131
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class DR, 6.92% (3 mo. Term SOFR + 2.65%), 01/20/2037 (b)	1,500,000	1,502,951
Oaktree CLO 2019-2 Ltd., Series 2019-2A, Class DR, 11.45% (3 mo. Term SOFR + 7.19%), 10/15/2037 (b)	3,500,000	3,470,677
Oaktree CLO 2022-3 Ltd., Series 2022-3A, Class ER, 10.76% (3 mo. Term SOFR + 6.50%), 10/15/2037 (b)	2,000,000	2,012,030
Oaktree CLO 2023-2 Ltd., Series 2023-2A, Class D, 9.72% (3 mo. Term SOFR + 5.45%), 07/20/2036 (b)	2,000,000	2,008,698
OCP CLO 2015-9 Ltd.
Series 2015-9A, Class D1R3, 6.76% (3 mo. Term SOFR + 2.50%), 01/15/2037 (b)	3,000,000	2,971,458
Series 2015-9A, Class ER3, 8.96% (3 mo. Term SOFR + 4.70%), 01/15/2037 (b)	4,000,000	3,955,984
OCP CLO 2015-10 Ltd., Series 2015-10A, Class D1R3, 7.13% (3 mo. Term SOFR + 2.85%), 01/26/2038 (b)	5,000,000	5,017,485
OCP CLO 2016-11 Ltd., Series 2016-11A, Class DR2, 7.98% (3 mo. Term SOFR + 3.70%), 04/26/2036 (b)	1,260,000	1,265,133
OCP CLO 2020-19 Ltd., Series 2020-19A, Class D1R2, 6.97% (3 mo. Term SOFR + 2.70%), 04/20/2038 (b)	3,000,000	3,005,775
OCP CLO 2020-20 Ltd., Series 2020-20A, Class D1R, 7.87% (3 mo. Term SOFR + 3.60%), 04/18/2037 (b)	3,150,000	3,158,036
OCP CLO 2021-21 Ltd., Series 2021-21A, Class ER, 8.97% (3 mo. Term SOFR + 4.70%), 01/20/2038 (b)	3,000,000	2,961,678
OCP CLO 2021-22 Ltd., Series 2021-22A, Class D1R, 7.27% (3 mo. Term SOFR + 3.00%), 10/20/2037 (b)	1,000,000	1,005,298
OCP CLO 2022-25 Ltd., Series 2022-25A, Class ER, 10.12% (3 mo. Term SOFR + 5.85%), 07/20/2037 (b)	5,000,000	5,047,680
Octagon 62 Ltd., Series 2022-1A, Class ER, 10.68% (3 mo. Term SOFR + 6.40%), 01/23/2038 (b)	5,500,000	5,597,223
Octagon 65 Ltd., Series 2024-4A, Class E, 10.58% (3 mo. Term SOFR + 6.30%), 10/23/2037 (b)	3,500,000	3,579,398
Octagon 69 Ltd., Series 2024-3A, Class E, 10.18% (3 mo. Term SOFR + 5.90%), 07/24/2037 (b)	4,000,000	4,073,808
Octagon Investment Partners 29 Ltd.
Series 2016-1A, Class DR2, 7.57% (3 mo. Term SOFR + 3.30%), 07/18/2039 (b)	3,000,000	3,005,028
Series 2016-1A, Class ER2, 11.44% (3 mo. Term SOFR + 7.17%), 07/18/2039 (b)	6,000,000	6,056,358
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class ERR, 11.79% (3 mo. Term SOFR + 7.53%), 07/15/2037 (b)	2,000,000	2,059,308
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class DAR2, 7.41% (3 mo. Term SOFR + 3.15%), 01/15/2039 (b)	4,000,000	4,024,776
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class ER, 11.59% (3 mo. Term SOFR + 7.33%), 04/15/2037 (b)	2,500,000	2,509,673
OHA Credit Funding 1 Ltd., Series 2018-1A, Class D1R, 7.87% (3 mo. Term SOFR + 3.60%), 04/20/2037 (b)	4,000,000	4,028,104
OHA Credit Funding 2 Ltd., Series 2019-2A, Class D1R2, 6.97% (3 mo. Term SOFR + 2.70%), 01/21/2038 (b)	3,000,000	3,005,778
OHA Credit Funding 5 Ltd., Series 2020-5A, Class ER, 9.67% (3 mo. Term SOFR + 5.40%), 10/18/2037 (b)	1,000,000	1,016,959
OHA Credit Funding 7 Ltd., Series 2020-7A, Class DR, 7.37% (3 mo. Term SOFR + 3.10%), 02/24/2037 (b)	990,000	992,595
OHA Credit Funding 8 Ltd., Series 2021-8A, Class D1R, 6.92% (3 mo. Term SOFR + 2.65%), 01/20/2038 (b)	6,500,000	6,527,625
OHA Credit Partners XI Ltd., Series 2015-11A, Class D1R2, 7.37% (3 mo. Term SOFR + 3.10%), 04/20/2037 (b)	4,300,000	4,319,161
OHA Credit Partners XIII Ltd., Series 2016-13A, Class D1R2, 7.27% (3 mo. Term SOFR + 3.00%), 10/21/2037 (b)	1,125,000	1,130,649
OHA Credit Partners XIV Ltd., Series 2017-14A, Class D1R, 7.12% (3 mo. Term SOFR + 2.85%), 07/21/2037 (b)	4,000,000	4,011,908
OHA Loan Funding 2016-1 Ltd., Series 2016-1A, Class D1R2, 7.32% (3 mo. Term SOFR + 3.05%), 07/20/2037 (b)	4,500,000	4,520,543
Palmer Square CLO 2015-1 Ltd., Series 2015-1A, Class CR5, 7.07% (3 mo. Term SOFR + 2.75%), 05/21/2034 (b)	3,195,000	3,193,227
Palmer Square CLO 2018-2 Ltd., Series 2018-2A, Class CR, 8.16% (3 mo. Term SOFR + 3.90%), 04/16/2037 (b)	5,000,000	5,050,315
Palmer Square CLO 2021-2 Ltd., Series 2021-2A, Class DR1, 7.16% (3 mo. Term SOFR + 2.90%), 02/15/2038 (b)	1,000,000	1,004,915
Palmer Square CLO 2021-3 Ltd., Series 2021-3A, Class E, 10.67% (3 mo. Term SOFR + 6.41%), 01/15/2035 (b)	3,400,000	3,394,992
Palmer Square CLO 2021-4 Ltd., Series 2021-4A, Class E, 10.57% (3 mo. Term SOFR + 6.31%), 10/15/2034 (b)	5,605,000	5,559,134
Palmer Square CLO 2022-1 Ltd., Series 2022-1A, Class E, 10.62% (3 mo. Term SOFR + 6.35%), 04/20/2035 (b)	2,000,000	2,005,348
Palmer Square CLO 2023-2 Ltd., Series 2023-2A, Class DR, 7.73% (3 mo. Term SOFR + 3.40%), 07/20/2038 (b)	5,000,000	5,006,845
Palmer Square CLO 2023-4 Ltd., Series 2023-4A, Class D1R, 7.22% (3 mo. Term SOFR + 2.95%), 10/20/2037 (b)	6,200,000	6,228,979
Rad CLO 19 Ltd., Series 2023-19A, Class D1R, 7.67% (3 mo. Term SOFR + 3.35%), 03/20/2038 (b)	6,000,000	6,085,500
Regatta XI Funding Ltd.
Series 2018-1A, Class D1R, 7.43% (3 mo. Term SOFR + 3.15%), 07/17/2037 (b)	875,000	884,232
Series 2018-1A, Class ER, 11.03% (3 mo. Term SOFR + 6.75%), 07/17/2037 (b)	5,000,000	5,102,545
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, 7.07% (3 mo. Term SOFR + 2.80%), 01/20/2038 (b)	6,300,000	6,313,066
Regatta XXV Funding Ltd.
Series 2023-1A, Class D, 9.46% (3 mo. Term SOFR + 5.20%), 07/15/2036 (b)	7,000,000	7,030,709
Series 2023-1A, Class E, 12.67% (3 mo. Term SOFR + 8.41%), 07/15/2036 (b)	2,500,000	2,532,765
RR 7 Ltd., Series 2019-7A, Class D1B, 10.76% (3 mo. Term SOFR + 6.50%), 01/15/2037 (b)	4,750,000	4,763,314
RR 14 Ltd., Series 2021-14A, Class C, 7.42% (3 mo. Term SOFR + 3.16%), 04/15/2036 (b)	2,000,000	2,001,980
RR 15 Ltd.
Series 2021-15A, Class C, 7.42% (3 mo. Term SOFR + 3.16%), 04/15/2036 (b)	1,000,000	1,001,492
Series 2021-15A, Class D, 10.72% (3 mo. Term SOFR + 6.46%), 04/15/2036 (b)	2,500,000	2,490,945
RR 36 Ltd., Series 2024-36RA, Class C1R, 7.01% (3 mo. Term SOFR + 2.75%), 01/15/2040 (b)	720,000	721,305
Sixth Street CLO XIII Ltd.
Series 2019-13A, Class D1R2, 6.91% (3 mo. Term SOFR + 2.60%), 01/21/2038 (b)	2,000,000	1,997,000
Series 2019-13A, Class ER2, 9.07% (3 mo. Term SOFR + 4.80%), 01/21/2038 (b)	3,000,000	2,994,648
Sixth Street CLO XVII Ltd., Series 2021-17A, Class ER, 9.03% (3 mo. Term SOFR + 4.75%), 04/17/2038 (b)	1,000,000	994,792
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, 11.03% (3 mo. Term SOFR + 6.76%), 04/20/2034 (b)	1,000,000	1,008,017
Sixth Street CLO XXII Ltd., Series 2023-22A, Class ER, 9.02% (3 mo. Term SOFR + 4.75%), 04/21/2038 (b)	5,200,000	5,221,263
Sixth Street CLO XXVI Ltd., Series 2024-26A, Class D1, 7.17% (3 mo. Term SOFR + 2.90%), 10/18/2037 (b)	4,000,000	4,013,588
Thayer Park CLO Ltd., Series 2017-1A, Class DR, 10.78% (3 mo. Term SOFR + 6.51%), 04/20/2034 (b)	2,000,000	1,999,970
Trestles CLO VI Ltd.
Series 2023-6A, Class D1R, 6.92% (3 mo. Term SOFR + 2.65%), 04/25/2038 (b)	2,000,000	1,996,468
Series 2023-6A, Class ER, 9.02% (3 mo. Term SOFR + 4.75%), 04/25/2038 (b)	2,500,000	2,511,715
Wellman Park CLO Ltd.
Series 2021-1A, Class D1R, 7.31% (3 mo. Term SOFR + 3.05%), 07/15/2037 (b)	2,500,000	2,510,893
Series 2021-1A, Class ER, 10.56% (3 mo. Term SOFR + 6.30%), 07/15/2037 (b)	5,000,000	5,005,735
		559,980,537

Jersey - 8.2%
AGL CLO 21 Ltd., Series 2022-21A, Class ER, 9.92% (3 mo. Term SOFR + 5.65%), 10/21/2037 (b)	4,500,000	4,522,171
AGL CLO 24 Ltd., Series 2023-24A, Class ER, 11.17% (3 mo. Term SOFR + 6.84%), 03/31/2038 (b)	2,500,000	2,512,410
AGL CLO 30 Ltd., Series 2024-30A, Class D, 7.72% (3 mo. Term SOFR + 3.45%), 04/21/2037 (b)	3,000,000	3,007,971
Apidos CLO XLI Ltd., Series 2022-41A, Class ER, 9.92% (3 mo. Term SOFR + 5.65%), 10/20/2037 (b)	2,000,000	2,015,102
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 8.94% (3 mo. Term SOFR + 4.68%), 10/15/2036 (b)	3,000,000	3,028,104
Ares LXIX CLO Ltd., Series 2024-69A, Class E, 10.76% (3 mo. Term SOFR + 6.50%), 04/15/2036 (b)	4,000,000	4,019,204
Bain Capital Credit CLO 2022-5 Ltd., Series 2022-5A, Class DR, 8.53% (3 mo. Term SOFR + 4.25%), 01/24/2037 (b)	5,000,000	5,043,480
Bain Capital Credit CLO 2023-1 Ltd.
Series 2023-1A, Class D, 9.16% (3 mo. Term SOFR + 4.90%), 04/16/2036 (b)	2,000,000	2,000,100
Series 2023-1A, Class D1R, 7.53% (3 mo. Term SOFR + 3.20%), 07/16/2038 (b)	2,000,000	2,010,290
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 10.21% (3 mo. Term SOFR + 5.95%), 07/15/2037 (b)	4,000,000	4,041,532
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class ER, 8.88% (3 mo. Term SOFR + 4.60%), 01/25/2038 (b)	2,350,000	2,358,509
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.87% (3 mo. Term SOFR + 3.60%), 04/19/2037 (b)	1,500,000	1,514,040
Captree Park CLO Ltd., Series 2024-1A, Class E, 10.27% (3 mo. Term SOFR + 6.00%), 07/20/2037 (b)	3,600,000	3,645,202
Dryden 108 CLO Ltd., Series 2022-108A, Class D1R, 7.37% (3 mo. Term SOFR + 3.10%), 07/18/2037 (b)	800,000	802,544
Dryden 112 CLO Ltd., Series 2022-112A, Class DR, 8.83% (3 mo. Term SOFR + 4.50%), 11/15/2036 (b)	1,000,000	1,002,961
Elmwood CLO 15 Ltd., Series 2022-2A, Class D, 7.94% (3 mo. Term SOFR + 3.67%), 04/22/2035 (b)	250,000	250,473
Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class ER, 10.77% (3 mo. Term SOFR + 6.50%), 10/20/2036 (b)	2,500,000	2,522,525
Goldentree Loan Management US CLO 20 Ltd.
Series 2024-20A, Class D, 7.42% (3 mo. Term SOFR + 3.15%), 07/20/2037 (b)	1,500,000	1,506,263
Series 2024-20A, Class E, 10.17% (3 mo. Term SOFR + 5.90%), 07/20/2037 (b)	3,000,000	3,026,598
Goldentree Loan Management US CLO 21 Ltd., Series 2024-21A, Class D, 7.32% (3 mo. Term SOFR + 3.05%), 07/20/2037 (b)	1,000,000	1,004,477
Golub Capital Partners CLO 66B Ltd., Series 2023-66A, Class DR, 7.32% (3 mo. Term SOFR + 3.00%), 07/25/2038 (b)d)	1,000,000	1,005,142
Invesco US CLO 2023-1 Ltd., Series 2023-1A, Class ER, 11.17% (3 mo. Term SOFR + 6.90%), 04/22/2037 (b)	1,000,000	1,017,420
Invesco US CLO 2024-3 Ltd., Series 2024-3A, Class D, 7.82% (3 mo. Term SOFR + 3.55%), 07/20/2037 (b)	1,400,000	1,412,932
Neuberger Berman Loan Advisers CLO 55 Ltd., Series 2024-55A, Class D1, 7.77% (3 mo. Term SOFR + 3.50%), 04/22/2038 (b)	720,000	724,558
OCP CLO 2024-31 Ltd., Series 2024-31A, Class D, 8.22% (3 mo. Term SOFR + 3.95%), 04/20/2037 (b)	250,000	252,307
OCP CLO 2024-37 Ltd., Series 2024-37A, Class E, 10.07% (3 mo. Term SOFR + 5.50%), 10/15/2037 (b)	2,000,000	2,011,456
Palmer Square CLO 2020-3 Ltd.
Series 2020-3A, Class CR2, 8.58% (3 mo. Term SOFR + 4.25%), 11/15/2036 (b)	1,000,000	1,004,793
Series 2020-3A, Class DR2, 11.58% (3 mo. Term SOFR + 7.25%), 11/15/2036 (b)	925,000	931,494
Regatta XXVII Funding Ltd., Series 2024-1A, Class E, 10.78% (3 mo. Term SOFR + 6.50%), 04/26/2037 (b)	2,000,000	2,029,124
		60,223,182

United States - 2.2%
Clover CLO 2018-1 Ltd., Series 2018-1A, Class D1RR, 7.72% (3 mo. Term SOFR + 3.45%), 04/20/2037 (b)	2,750,000	2,768,887
Clover CLO 2021-3 Ltd., Series 2021-3A, Class ER, 9.18% (3 mo. Term SOFR + 4.90%), 01/25/2035 (b)	2,000,000	1,971,948
Flatiron CLO 23 LLC
Series 2023-1A, Class D, 9.53% (3 mo. Term SOFR + 5.25%), 04/17/2036 (b)	5,150,000	5,150,257
Series 2023-1A, Class DR, 7.01% (3 mo. Term SOFR + 2.70%), 04/17/2036 (b)	5,150,000	5,150,000
Green Lakes Park CLO LLC, Series 2025-1A, Class D1RR, 6.79% (3 mo. Term SOFR + 2.50%), 01/25/2038 (b)	1,000,000	996,875
		16,037,967
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $644,516,066)		643,197,011

TOTAL INVESTMENTS - 87.8% (Cost $644,516,066)		643,197,011
Money Market Deposit Account - 13.4% (d)		98,263,061
Liabilities in Excess of Other Assets - (1.2)%		(9,010,751)
TOTAL NET ASSETS - 100.0%		$732,449,321
two		–%
Percentages are stated as a percent of net assets. LLC – Limited Liability Company SOFR – Secured Overnight Financing Rate		–%

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2025.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $643,197,010 or 87.8% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2025 was 4.11%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Eldridge Structured Credit Adviser, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value: Assets
Collateralized Loan Obligations	$–	$643,197,011	$–	$643,197,011
Total Investments	$–	$643,197,011	$–	$643,197,011

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the period ended May 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.